UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2012

Date of reporting period: April 30, 2012

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund

The McKee International Equity Portfolio

Semi-Annual Report **April 30, 2012**

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2012

The Portfolio files its complete schedule of investments of Portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Portfolio’s Form N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-625-3346; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2012

Dear Shareholders:

Economic and Market Perspective

The world economy is growing at a modest pace led by the developing countries, especially China. The U.S. and Japanese economies continue to expand, but the Euro Zone and the United Kingdom appear to be in recession. The Southern European debt crisis has stabilized short term due to the European Central Bank’s (ECB) aggressive bank lending program. However, a long term resolution remains elusive. Conversely, the developing countries are financially sound and able to invest their surplus funds in growth initiatives. Inflation has been above central bank target levels but should moderate as commodity prices recede. Given the fragile nature of the global economy, central banks are unlikely to tighten monetary policy in the near term. Corporate earnings have grown more rapidly than the global economy as profit margins have expanded to record levels. Equity markets have advanced, but trailed profit growth. Stocks remain inexpensive relative to fixed income securities.

Performance

For the six months ended April 30, 2012, the McKee International Equity Portfolio’s (the “Portfolio”) return of 4.65% was 221 basis points greater than the 2.44% return for the benchmark MSCI EAFE Index. Good stock selection in the consumer discretionary, energy, and information technology sectors was the major positive influence on performance while poor stock selection in the materials and telecommunications services sectors was the largest negative factor.

Portfolio Structure

On April 30, 2012, the Portfolio was invested in 18 countries. The Portfolio is underweight the Euro Zone, the United Kingdom, Australia, and Switzerland. Emerging markets and Canada, which are not included in the MSCI EAFE Index, accounted for 6% and 3% of the Portfolio respectively. The Portfolio is overweight energy, industrials, and information technology. Consumer staples, financials, and telecom services are underweighted. On April 30, 2012 the Portfolio was invested in 53 companies.

Outlook

The global economic expansion is probably sustainable despite the continuing drag from Europe. The developing countries will remain the driving force, employing their financial resources for new investment opportunities. Companies which can profit from the emerging economies should report superior earnings growth. The recent moderation of commodity prices, especially oil, could provide additional stimulus. However, political uncertainty in the U.S. and Europe represents a sig

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2012

nificant headwind to both equity markets and to global growth. Tensions in the Middle East could drive oil prices sharply higher, especially if Iran is attacked. Earnings growth may disappoint if elevated profit margins prove unsustainable. Equity prices have risen, driven by earnings, but stocks remain inexpensive relative to bond yields. If expectations for global economic growth can be met and the European debt crisis can be contained, further equity market gains are possible.

Yours truly,

Eugene M. Natali

C.S. McKee Chief Executive Officer

This material represents the manager’s assessment of the Portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

Definition of the Comparative Index

MSCI EAFE Index is an unmanaged index comprised of over 1,100 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2012 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages based on total investments. Excludes securities purchased with cash collateral received from securities lending.

SCHEDULE OF INVESTMENTS COMMON STOCK — 96.2%
	Shares	Value

AUSTRALIA — 6.2%
Australia & New Zealand Banking Group	190,000	$4,729,379
CSL	120,000	4,579,781
Newcrest Mining	125,000	3,422,447

		12,731,607

BRAZIL — 1.1%
Vale ADR, Cl B	100,000	2,220,000

CANADA — 3.0%
Potash Corp of Saskatchewan	60,000	2,550,736
Talisman Energy	275,000	3,596,336

		6,147,072

FRANCE — 4.9%
AXA	220,000	3,115,652
BNP Paribas	85,000	3,414,445
Capgemini	90,000	3,512,852

		10,042,949

GERMANY — 6.9%
Allianz	40,000	4,456,680
Bayer (A)	70,000	4,929,852
Bayerische Motoren Werke	50,000	4,752,230

		14,138,762

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2012 (Unaudited)

COMMON STOCK — continued

	Shares	Value

GREECE — 1.4%
Coca-Cola Hellenic Bottling	150,000	$2,978,003

HONG KONG — 2.9%
Galaxy Entertainment Group*	600,000	1,875,544
New World Development	3,250,000	4,051,110

		5,926,654

ISRAEL — 2.2%
Teva Pharmaceutical Industries ADR	100,000	4,574,000

ITALY — 1.9%
Tenaris	200,000	3,872,727

JAPAN — 21.7%
Canon	90,000	4,079,251
Daiwa House Industry	200,000	2,580,691
East Japan Railway	75,000	4,665,994
Fanuc	25,000	4,215,999
KDDI	600	3,927,530
Komatsu	200,000	5,755,638
Kubota	420,000	4,054,061
Kuraray	225,000	3,210,866
Mitsubishi UFJ Financial Group	900,000	4,321,091
Nissan Chemical Industries	370,000	3,352,624
Seven & I Holdings	150,000	4,540,244

		44,703,989

NORWAY — 2.1%
Statoil ADR	160,000	4,305,600

SINGAPORE — 1.5%
DBS Group Holdings	275,000	3,102,724

SOUTH KOREA — 1.7%
Hyundai Motor	15,000	3,563,765

SPAIN — 5.5%
Banco Santander	425,000	2,655,055
Inditex	30,000	2,698,070
Red Electrica	70,000	3,047,224
Telefonica	195,000	2,841,610

		11,241,959

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2012 (Unaudited)

COMMON STOCK — continued

	Shares	Value

SWEDEN — 3.5%
Nordea Bank	350,000	$3,102,620
Volvo, Cl B	300,000	4,158,641

		7,261,261

SWITZERLAND — 6.9%
ABB	210,000	3,826,806
Credit Suisse Group	110,000	2,631,080
Novartis	85,000	4,687,104
Zurich Insurance Group	13,000	3,179,640

		14,324,630

TAIWAN — 3.2%
Hon Hai Precision Industry	1,017,500	3,218,823
Taiwan Semiconductor Manufacturing ADR	215,000	3,349,700

		6,568,523

UNITED KINGDOM — 19.6%
Anglo American	110,000	4,229,807
BG Group	210,000	4,946,332
Centrica	1,000,000	4,983,599
Diageo	150,000	3,777,890
Royal Dutch Shell, Cl B	75,000	2,735,986
Royal Dutch Shell ADR, Cl B	45,000	3,301,200
SABMiller	110,000	4,623,672
Standard Chartered	157,500	3,851,694
WPP	350,000	4,737,180
Xstrata	170,000	3,250,544

		40,437,904

TOTAL COMMON STOCK (Cost $162,709,145)		198,142,129

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2012 (Unaudited)

SHORT-TERM INVESTMENTS (B) — 5.8%
	Shares	Value

Dreyfus Cash Management, 0.062%	6,601,229	$6,601,229
Fidelity Institutional Prime Money Market Portfolio, 0.204% (C)	1,368,890	1,368,890
Goldman Sachs Financial Square Money Market Fund, 0.179% (C)	2,000,000	2,000,000
JPMorgan Prime Money Market Fund, 0.209% (C)	2,000,000	2,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $11,970,119)		11,970,119

TOTAL INVESTMENTS — 102.0% (Cost $174,679,264)		$210,112,248

Percentages	are based on Net Assets of $205,983,821.

*	Non-income producing security.

(A)	This security or a partial position of this security is on loan at April 30, 2012. The total value of securities on loan at April 30, 2012 was $4,929,852.

(B)	Rate shown is the 7-day effective yield as of April 30, 2012.

(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2012 was $5,368,890.

ADR—American Depositary Receipt

Cl—Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2012 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value† (Cost $174,679,264)	$210,112,248
Dividend and Interest Receivable	1,125,605
Reclaim Receivable	232,986
Foreign Currency, at Value (Cost $201,042)	201,988
Receivable for Capital Shares Sold	16,880
Prepaid Expenses	10,492

Total Assets	211,700,199

Liabilities:
Collateral Held for Securities on Loan	5,368,890
Payable for Capital Shares Redeemed	142,046
Payable due to Investment Adviser	117,594
Payable due to Administrator	20,159
Chief Compliance Officer Fees Payable	2,928
Payable due to Trustees	1,726
Other Accrued Expenses and Other Payables	63,035

Total Liabilities	5,716,378

Net Assets	$205,983,821

NET ASSETS CONSIST OF:
Paid-in-Capital	$183,376,450
Undistributed Net Investment Income	1,521,433
Accumulated Net Realized Loss on Investments, Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(14,277,600)
Net Unrealized Appreciation on Investments	35,432,984
Net Unrealized Depreciation on Foreign Currency and Translation of
Other Assets and Liabilities Denominated in Foreign Currencies	(69,446)

Net Assets	$205,983,821

Institutional Class Shares:
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	18,839,606
Net Asset Value, Per Share	$10 .93

†	Includes market value of securities on loan of $4,929,852.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
FOR THE SIX MONTHS ENDED
APRIL 30, 2012 (Unaudited)

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$3,254,460
Income received from securities lending	33,747
Less: Foreign Taxes Withheld	(247,018)

Total Investment Income	3,041,189

Expenses:
Investment Advisory Fees	710,276
Administration Fees	121,762
Shareholder Servicing Fees	42,671
Trustees’ Fees	4,794
Chief Compliance Officer Fees	4,733
Transfer Agent Fees	37,638
Custodian Fees	32,232
Legal Fees	20,052
Printing Fees	10,443
Audit Fees	10,244
Registration and Filing Fees	9,749
Other Expenses	10,273

Total Expenses	1,014,867

Less:
Fees Paid Indirectly — Note 4	(7)

Net Expenses	1,014,860

Net Investment Income	2,026,329

Net Realized Gain (Loss) on:
Investments	(5,586,376)
Foreign Currency Transactions	(75,846)

Net Realized Loss	(5,662,222)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	11,850,482
Foreign Currency Transactions	22,926

Net Change in Unrealized Appreciation (Depreciation)	11,873,408

Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions	6,211,186

Net Increase in Net Assets Resulting from Operations	$8,237,515

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011

Operations:
Net Investment Income	$2,026,329	$7,092,378
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(5,662,222)	3,174,629
Net Change in Unrealized Appreciation (Depreciation) on Investments, Written Options and Foreign Currency Transactions	11,873,408	(29,821,950)

Net Increase (Decrease) in Net Assets Resulting From Operations	8,237,515	(19,554,943)

Dividends:
Dividends from Net Investment Income	(6,980,983)	(3,717,780)

Total Dividends	(6,980,983)	(3,717,780)

Capital Share Transactions:
Issued	4,406,533	19,594,783
Reinvestment of Distributions	6,185,081	3,644,786
Redemption Fees — Note 2	124	1,746
Redeemed	(23,906,980)	(26,764,177)

Net Decrease in Net Assets From Capital Share Transactions	(13,315,242)	(3,522,862)

Total Decrease in Net Assets	(12,058,710)	(26,795,585)

Net Assets:
Beginning of Period	218,042,531	244,838,116

End of Period (including Undistributed Net Investment Income of $1,521,433 and $6,476,087, respectively)	$205,983,821	$218,042,531

Shares Transactions:
Issued	414,536	1,625,496
Reinvestment of Distributions	632,421	301,721
Redeemed	(2,328,151)	(2,234,556)

Net Decrease in Shares Outstanding From Share Transactions	(1,281,194)	(307,339)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Selected Per Share Date & Ratios For a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2012 (Unaudited)
		Years Ended October 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10 .84	$11 .99	$11 .09	$8 .48	$17 .97	$15 .68

Income (Loss) from Investment Operations:
Net Investment Income*	0 .10	0 .34	0 .20	0 .17	0 .34	0 .34
Net Realized and Unrealized Gain (Loss)	0 .36	(1 .31)	0 .90	2 .79	(7 .83)	3 .47

Total from Investment Operations	0 .46	(0 .97)	1 .10	2 .96	(7 .49)	3 .81

Redemption Fees**	—	—	—	—	—	—

Dividends and Distributions:
Net Investment Income	(0 .37)	(0 .18)	(0 .20)	(0 .32)	(0 .31)	(0 .27)
Capital Gains	—	—	—	(0 .03)	(1 .69)	(1 .25)

Total Dividends and Distributions	(0 .37)	(0 .18)	(0 .20)	(0 .35)	(2 .00)	(1 .52)

Net Asset Value, End of Period	$10 .93	$10 .84	$11 .99	$11 .09	$8 .48	$17 .97

Total Return†	4.65%	(8.22)%	9.91%	36.34%	(46.49)%	26.19%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$205,984	$218,043	$244,838	$203,107	$160,770	$275,432
Ratio of Expenses to Average Net Assets(1)	1.00%††	0.97%	0.99%	1.01%	1.00%	0.99%
Ratio of Net Investment Income to Average Net Assets	2.00%††	2.88%	1.79%	1.91%	2.50%	2.10%
Portfolio Turnover Rate	5%	10%	9%	22%	25%	16%

*	Per share calculations were performed using average shares for the period.

**	Amount represents less than $0.01 per share.

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

††	Annualized

(1)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If there expense offsets were included, the ratio would be equal to the ratio presented.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2012 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 41 portfolios. The financial statements herein are those of the McKee International Equity Portfolio (the “Portfolio”). The investment objective of the Portfolio is long-term total return. The Portfolio is non-diversified and invests primarily (at least 80% of its net assets) in equity securities of companies located in at least three countries other than the U.S. The financial statements of the remaining portfolios of the Trust are presented separately. The assets of each portfolio are segregated, and a shareholder’s interest is limited to the portfolio in which shares are held.

2.	Significant Accounting Policies:

The following is a summary of the Significant Accounting Policies followed by the Portfolio.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies, designed to identify the market value for such securities. Debt obligations with

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2012 (Unaudited)

remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Portfolio are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolio seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Portfolio’s Board of Trustees (the “Board”). The Portfolio’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Options for which the primary market is a national securities exchange are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long options and at the most recent ask price for written options. Options not traded on a national securities exchange are valued in accordance with Fair Value Procedures established by the Board.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Portfolio calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Portfolio calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Portfolio calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Portfolio becomes aware of a Significant Event that has occurred with respect to a security or group of

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2012 (Unaudited)

securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Portfolio calculates its net asset value, it may request that a Committee meeting be called. In addition, the Portfolio’s Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Portfolio calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Portfolio uses Interactive Data Pricing and Reference Data, Inc., (“Interactive Data”) as a third party fair valuation vendor. Interactive Data provides a fair value for foreign securities in the Portfolio based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Portfolio values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by Interactive Data. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Interactive Data are not reliable, the Adviser contacts the Portfolio’s administrator and can request that a meeting of the Committee be held.

If a local market in which the Portfolio owns securities is closed for one or more days, the Portfolio shall value all securities held in that corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.

As of April 30, 2012, the total market value of securities in the Fund, valued in accordance with fair value procedures described above, was $44,703,989 or 21.7% of net assets.

In accordance with GAAP, the Portfolio discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2012 (Unaudited)

measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolio has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The following is a summary of the inputs used as of April 30, 2012 in valuing the Portfolio’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock
Australia	$12,731,607	$—	$—	$12,731,607
Brazil	2,220,000	—	—	2,220,000
Canada	6,147,072	—	—	6,147,072
France	10,042,949	—	—	10,042,949
Germany	14,138,762	—	—	14,138,762
Greece	2,978,003	—	—	2,978,003
Hong Kong	5,926,654	—	—	5,926,654
Israel	4,574,000	—	—	4,574,000
Italy	3,872,727	—	—	3,872,727
Japan	—	44,703,989	—	44,703,989
Norway	4,305,600	—	—	4,305,600

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2012 (Unaudited)

Investments in Securities (continued)	Level 1	Level 2	Level 3	Total

Common Stock (continued)
Singapore	3,102,724	—	—	3,102,724
South Korea	3,563,765	—	—	3,563,765
Spain	11,241,959	—	—	11,241,959
Sweden	7,261,261	—	—	7,261,261
Switzerland	14,324,630	—	—	14,324,630
Taiwan	6,568,523	—	—	6,568,523
United Kingdom	40,437,904	—	—	40,437,904

Total Common Stock	$153,438,140	$44,703,989	$—	$198,142,129

Short-Term Investments	11,970,119	—	—	11,970,119

Total Investments in Securities	$165,408,259	$44,703,989	$—	$210,112,248

For the six-month period ended April 30, 2012, there have been no significant changes to the Portfolio’s fair valuation methodology.

Of the Level 2 investments presented above, equity investments amounting to $44,703,989 were considered Level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The Portfolio’s foreign equity securities may often be valued at fair value. For the six-month period ended April 30, 2012 there were no Level 3 securities.

Federal Income Taxes — It is the Portfolio’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2012 (Unaudited)

applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six-month period ended April 30, 2012, the Portfolio did not have a liability for any unrecognized tax benefits. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year the Portfolio did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Written Options — When a covered put or call option is written in the Portfolio, an amount equal to the premium received by the Portfolio is included in the Portfolio’s Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written.

When a covered written call expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain (or loss if the cost of the closing purchase transaction exceeds the

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2012 (Unaudited)

premium received when the call option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option will be extinguished. When a covered written call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying securities and the proceeds of the sale are increased by the premium originally received.

When a covered written put expires, or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain or loss on the option transaction and the liability related to such option is extinguished. When a put option is exercised, the Portfolio purchases the security, the cost of the security is reduced by the premium originally received, and no gain or loss is recognized. Any realized or unrealized gains (losses) during the year are presented on the Statement of Operations. The Portfolio trades written option contracts with off-balance sheet risk in the normal course of its investment activities in order to manage exposure to market risks. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio will write covered call options against equity positions as a hedging strategy. As of April 30, 2012, no written options were held by the Portfolio.

Expenses — Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed to a particular portfolio are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

Dividends and Distributions to Shareholders — The Portfolio distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Portfolio retains redemption fees of 1.00% on redemptions of capital shares held for less than 180 days. For the six-month period ended April 30, 2012 and the year ended October 31, 2011 there were $124 and $1,746, respectively, in redemption fees retained by the Portfolio.

3.	Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2012 (Unaudited)

paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administration services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% on assets between $500 million and $1 billion and 0.06% of any amount above $1 billion of the Portfolio’s average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Portfolio that are serviced by the financial representative. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio’s transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by the C.S. McKee, L.P. (the “Adviser”). These fees are disclosed on the Statement of Operations as Shareholder Servicing Fees.

Union Bank, N.A. acts as custodian (the “Custodian”) for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement with the Trust.

During the six-month period ended April 30, 2012, the Portfolio earned cash management credits of $7 which were used to offset transfer agent expenses. This amount is labeled “Fees Paid Indirectly” on the Statement of Operations.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2012 (Unaudited)

5.	Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.70% of the Portfolio’s average daily net assets.

6.	Investment Transactions:

For the six-month period ended April 30, 2012, the Portfolio made purchases of $10,768,574 and sales of $33,214,559 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long term U.S. Government securities.

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing book and tax treatments for foreign currency transactions and reclasses of distributions.

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital, as appropriate, in the period that the difference arise.

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions paid during the last two fiscal years was as follows:

Ordinary Income
2011	$3,717,780
2010	$3,724,437

As of October 31, 2011, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$6,476,089
Capital Loss Carryforwards	(8,615,376)
Unrealized Appreciation	23,490,130
Other Temporary Differences	(4)

Total Distributable Earnings	$21,350,839

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2012 (Unaudited)

For Federal income tax purposes, capital loss carryforwards represent net realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future net capital gains. As of October 31, 2011, the Portfolio had the following capital loss carryforwards:

Year Expiring	Amount
2017	$7,838,721
2018	776,655

Total	$8,615,376

During the fiscal year ended October 31, 2011, the Fund utilized $3,234,247 in capital loss carry forwards to offset capital gains.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carry forwards may be more likely to expire unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (excluding foreign currency) by the Portfolio at April 30, 2012, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$174,679,264	$48,502,182	$(13,069,198)	$35,432,984

8.	Concentration of Risks:

The Portfolio invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2012 (Unaudited)

Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

9.	Other:

At April 30, 2012, 45% of total shares outstanding were held by two record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of multiple underlying shareholders.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10.	Loans of Portfolio Securities:

The Portfolio may lend portfolio securities having a market value up to one-third of the Portfolio’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments. It is the Portfolio’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. The securities lending agent and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by the Fund. The Portfolio records securities lending income net of such allocations. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Portfolio if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Portfolio could also experience delays and costs in gaining access to the collateral. The Portfolio bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of April 30, 2012, the value of the securities on loan was $4,929,852.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2012 (Unaudited)

11.	Recent Accounting Pronouncement:

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

12.	Subsequent Events:

The Portfolio has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2012

DISCLOSURE OF PORTFOLIO EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Portfolio’s costs in two ways:

•  Actual Portfolio Return. This section helps you to estimate the actual expenses after fee waivers that your Portfolio incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Portfolio, and the “Ending Account Value” number is derived from deducting that expense cost from the Portfolio’s gross investment return.

You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Portfolio under “Expenses Paid During Period.”

•  Hypothetical 5% Return. This section helps you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio’s comparative cost by comparing the hypothetical result for your Portfolio in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2012

DISCLOSURE OF PORTFOLIO EXPENSES (Unaudited) — concluded

Note: Because the return is set at 5% for comparison purposes — NOT your Portfolio’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/11	Ending Account Value 4/30/12	Annualized Expense Ratios	Expenses Paid During Period*
McKee International Equity Portfolio — Institutional Class Shares
Actual Portfolio Return	$1,000.00	$1,046.50	1.00%	$5.09
Hypothetical 5% Return	1,000.00	1,019.95	1.00	5.03

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period.)

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2012 (Unaudited)

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund (the “Trust”) must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Fund may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year’s meeting held on February 14-15, 2012, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, a representative from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser’s fee and other aspects of the Advisory Agreement. Among other things, the representative provided an overview of the Adviser, including its history, assets under management, ownership structure, client base, investment personnel and philosophy, execution quality and soft dollar policies, and approach to risk management. The Adviser’s representative also reviewed the Fund’s portfolio composition with respect to country and sector weightings, as well as the Fund’s top ten holdings. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser’s oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2012 (Unaudited)

Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent, and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

Investment Performance of the Fund

The Board was provided with information regarding the Fund’s performance since the Advisory Agreement was last renewed, as well as information regarding the Fund’s performance since its inception. The Board also compared the Fund’s performance to its benchmark index and other similar mutual funds over various periods of time. At the meeting, a representative from the Adviser provided information regarding and led a discussion of factors impacting the performance of the Fund over the past year, outlining current market conditions and explaining the Adviser’s expectations and strategies for the future. The Board noted that, although the Fund underperformed its benchmark over recent periods of time, its long-term performance was generally favorable to that of its benchmark index. Based on this information, the Board concluded that it was satisfied with the investment results that the Adviser had been able to achieve for the Fund.

Costs of Advisory Services, Profitability and Economies of Scale

In concluding that the advisory fee payable by the Fund was reasonable, the Trustees reviewed a report of the advisory fees paid by the Fund to the Adviser as well as the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, and concluded that such profits were not excessive. The

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
APRIL 30, 2012 (Unaudited)

Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and noted that the Fund’s total fees and expenses were within the range of the average fees and expenses incurred by other peer funds. The Board concluded that the advisory fee was the result of arm’s length negotiations and appeared reasonable in light of the services rendered. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved with respect to the Fund.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Advisory Agreement for another year.

McKee International Equity Portfolio

P.O. Box 219009

Kansas City, MO 64121

866-625-3346

Adviser:

C.S. McKee, L.P.

One Gateway Center

Pittsburgh, PA 15222

Distributor:

SEI Investments Distribution Co.

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave., N.W.

Washington, DC 20004

This information must be preceded or accompanied by a current prospectus for the Portfolio described.

CSM-SA-001-1100

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 6, 2012

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: July 6, 2012